Acquisition (Details 2) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended			40 Months Ended	49 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues	$ 89,166	$ 8,843		$ 182,480	$ 246,330	$ 258,064	$ 62,289		$ 320,353	$ 502,833
Net Loss	(10,768,790)	(1,166,529)	(6,801,183)	(18,632,267)	(3,597,551)			(5,709,559)	(18,940,427)	(37,572,694)
Pro Forma [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				320,731	653,204
Net Loss				(16,306,230)	(5,559,541)
Beam Charging LLC [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				56,187
Net Loss				(576,040)
Beam Charging LLC [Member] | Pro Forma [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				57,387	1,126
Net Loss				(612,831)	(85,589)
Car Charging Group Inc [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				97,185
Net Loss				(14,265,218)
Car Charging Group Inc [Member] | Pro Forma [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				97,185	246,330
Net Loss				(14,265,218)	(3,597,551)
350 Green LLC [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				29,108
Net Loss				(959,179)
350 Green LLC [Member] | Pro Forma [Member]
Summary Of Revenue And Net Loss Attributable To Acquisitions [Abstract]
Revenues				166,159	405,748
Net Loss				$ (1,428,181)	$ (1,876,401)